UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

SMALLCAP World Fund

[photo of a globe sitting on a table]

Semi-annual report for the six months ended March 31, 2007

SMALLCAP World Fund® seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+9.28%	+13.97%	+9.94%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 1.08%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

Results for other share classes can be found on page 32.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies.

Fellow shareholders:

[photo of a globe]

SMALLCAP World Fund, with investments in small-capitalization companies in the United States and around the world, returned a solid 18.0% for the six months ended March 31, 2007. The fund’s global focus helped, as the returns for non-U.S. stock markets were better than the return for the U.S. market.

The fund’s result, which includes a reinvested dividend of about $0.70 per share and capital gain distribution of about $3.61 per share, came in slightly ahead of both its peer group and primary benchmark. The Lipper Global Small-Cap Funds Average rose 17.1% and the unmanaged S&P/Citigroup Global Index gained 17.9%. SMALLCAP also surpassed the 7.4% return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market.

[Begin Sidebar]
Results at a glance

For periods ended March 31, 2007 (with all distributions reinvested)

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

SMALLCAP World Fund	+18.0%	+15.9%	+15.3%	+10.6%	+11.9%

S&P/Citigroup
Global/World Indexes	+17.9	+15.3	+19.6	+11.7	+10.8

Lipper Global Small-Cap
Funds Average	+17.1	+13.2	+15.0	+11.6	+12.1

*Since April 30, 1990.

All market indexes cited in this report are unmanaged and their returns include reinvestment of all distributions. Returns for the S&P/Citigroup Global/World Indexes reflect a combination of two S&P/Citigroup Global indexes and two S&P/Citigroup World indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global indexes, which track more than 8,000 publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and May 2004 to April 2006, respectively. This index better reflects the fund’s investments in developing countries during this period. The S&P/Citigroup World indexes, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1990 to 1999, respectively.
[End Sidebar]

We are pleased to report continued solid results for SMALLCAP. However, we remind investors that markets are often cyclical and caution that the fund’s double-digit annual return over the last several years does not ensure that returns will continue at the same pace.

Portfolio review

In the six-month period, the fund’s assets invested in the United States decreased from 38.9% to 36.7%, as shown in the table below. Assets invested in Europe grew to 18.3% from 14.0%; the percentage of investments in the Asia/Pacific region remained largely the same at about 29%. European country returns were very healthy, including Norway’s 35.3%* and Austria’s 25.8% gains. The shift away from U.S. stocks, however, is not an indication of a lack of interesting small-cap opportunities in the United States. In fact, we continue to strongly believe in the ability of many U.S. small businesses to innovate and grow.

*Country returns are based on MSCI indexes, expressed in U.S. dollars, and assume reinvestment of dividends.

The attractive stock valuations in markets outside the United States and our concerns about the recent weakness of the U.S. dollar have resulted in this greater global diversification of the fund. The prospects for economies around the world appear to us much brighter than those for U.S. growth. In fact, SMALLCAP’s list of the top 25 companies with the greatest stock percentage gains over the fiscal year includes only four U.S. companies.

For quite some time, we have positioned the fund to take advantage of the growing global consumerism. As of March 31, 2007, more than a fifth of the fund’s net assets were invested in the consumer discretionary sector, which includes companies that offer a vast array of products and services for consumers who have a portion of their income available beyond food and shelter. With a larger number of people around the world at middle-class or higher levels of discretionary spending, the companies in sectors catering to them have done well. For example, the stock of Banyan Tree Holdings, a Singapore-based luxury resort operator, rose 169.8%; Jumbo, a Greek toy retailer, was up 104.3%; and RNB Retail and Brands, a Swedish fashion retailer, was up 55.2%.

[Begin Sidebar]
[begin pie chart]
As of March 31, 2007	Percent of net assets

United States	36.7%
Asia & Pacific Basin	29.2
Europe	18.3
Other (including Canada & Latin America)	8.8
Short-term securities & other assets less liabilities	7.0
[end pie chart]

[begin pie chart]
As of September 30, 2006	Percent of net assets

United States	38.9%
Asia & Pacific Basin	29.4
Europe	14.0
Other (including Canada & Latin America)	8.2
Short-term securities & other assets less liabilities	9.5
[end pie chart]
[End Sidebar]

Metals and materials companies also had a good six months. Sino-Forest, a Canadian plantation group that operates in China, appreciated more than any other stock of the fund’s 599 holdings, rising 197.4%. Two Canada-based mining companies, Eastern Platinum and Ivanhoe Mines, were very strong, up 67.8% and 87.8%, respectively. European Minerals, based in England, rose 58.8%.

Some of the fund’s stock picks did not do as well. Investments in some software companies, airlines, mortgage companies and semiconductor-related businesses lagged. Several investments in Japan and Brazil also hurt the fund during the period.

A long-term perspective

At SMALLCAP World Fund, we continually invest in our research process by hiring additional investment professionals. The depth and quality of our research resources is truly the backbone of our organization. We have never had more resources at our disposal or felt better about the overall skills and experience of our team as we do today. It is this foundation of research and perspective on which the fund is built. And it is this capacity that allows us to know and invest in small companies all around the globe.

As always, we thank all our shareholders for your trust in us. We remain true to our core investment philosophy by taking a conservative, long-term approach, emphasizing strong research and building our portfolio one stock at a time.

Cordially,

/s/ Gordon Crawford

Gordon Crawford
Vice Chairman and  Principal Executive Officer

/s/ Gregory W. Wendt

Gregory W. Wendt
President
May 9, 2007

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, March 31, 2007
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Consumer discretionary	21.05%
Industrials	15.18
Information technology	12.40
Financials	10.74
Health care	10.50
Other industries	23.09
Short-term securities & other assets less liabilities	7.04
[end pie chart]

Country diversification (percent of net assets)

United States	36.7%
Euro zone (*)	9.6
South Korea	7.6
Canada	5.8
United Kingdom	4.2
India	3.1
Australia	3.0
Japan	2.9
Hong Kong	2.4
Singapore	2.2
Taiwan	2.1
Other countries	13.4
Short-term securities & other assets less liabilities	7.0

(*)Countries using the common currency, the euro, are Austria, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Slovenia and Spain.

	Shares	Market	Percent
		value	of net
Common stocks - 92.66%		(000)	assets

Consumer discretionary - 21.05%
Jumbo SA (1)	4,824,956	$149,567.67%
Schibsted ASA	3,138,000	138,714.62
Central European Media Enterprises Ltd., Class A (2)	1,270,500	112,439.50
Fourlis (1)	4,074,000	95,343.43
CarMax, Inc. (2)	3,800,000	93,252.42
Praktiker Bau- und Heimwerkermärkte Holding AG	2,566,383	90,743.41
Lions Gate Entertainment Corp. (1) (2)	7,728,500	88,259.40
Tupperware Brands Corp. (1)	3,300,000	82,269.37
Cyrela Brazil Realty SA, ordinary nominative	8,671,000	80,637.36
Aristocrat Leisure Ltd.	6,044,143	80,310.36
Debenhams PLC	23,270,000	79,945.36
Big Lots, Inc. (2)	2,550,000	79,764.36
American Axle & Manufacturing Holdings, Inc. (1)	2,850,000	77,947.35
Banyan Tree Holdings Ltd. (1) (2)	53,883,000	77,808.35
Saks Inc. (2)	3,730,600	77,746.35
Lojas Renner SA, ordinary nominative	5,950,000	77,269.35
Scientific Games Corp., Class A (2)	2,300,000	75,509.34
Arbitron Inc. (1)	1,496,760	70,273.31
CKE Restaurants, Inc. (1)	3,725,000	70,253.31
Other securities		2,997,963	13.43
		4,696,010	21.05

Industrials - 15.18%
Samsung Engineering Co., Ltd. (1)	2,587,640	161,229.72
Container Corp. of India Ltd.	2,891,794	130,701.59
MSC Industrial Direct Co., Inc., Class A	2,175,000	101,529.45
GS Engineering & Construction Corp.	1,072,127	95,984.43
Murray & Roberts Holdings Ltd.	12,288,000	94,638.42
Michael Page International PLC	8,346,190	87,993.39
JetBlue Airways Corp. (2)	7,450,000	85,749.38
Buhrmann NV	6,238,600	84,096.38
Klöckner & Co AG (2)	1,447,000	79,628.36
A-TEC Industries AG (1) (2)	369,550	78,375.35
Corrections Corporation of America (2)	1,425,000	75,254.34
LS Industrial Systems Co., Ltd. (1)	1,950,000	72,360.32
Other securities		2,239,232	10.05
		3,386,768	15.18

Information technology - 12.40%
Kingboard Chemical Holdings Ltd. (1)	49,934,200	209,945.94
Novell, Inc. (1) (2)	17,978,000	129,801.58
Tripod Technology Corp. (1)	24,979,920	102,683.46
CNET Networks, Inc. (1) (2)	10,655,000	92,805.42
ValueClick, Inc. (2)	3,200,000	83,616.37
Semtech Corp. (1) (2)	5,800,000	78,184.35
SEEK Ltd.	13,202,108	77,014.34
Other securities		1,992,175	8.94
		2,766,223	12.40

Financials - 10.74%
Daegu Bank, Ltd. (1)	10,570,000	192,182.86
Pusan Bank (1)	11,726,500	174,557.78
IndyMac Bancorp, Inc.	3,613,200	115,803.52
ORCO PROPERTY GROUP SA (1)	580,507	97,419.44
Greek Postal Savings Bank SA (2)	3,672,400	93,016.42
MCB Bank Ltd.	18,198,192	81,129.36
Indiabulls Financial Services Ltd.	8,069,292	78,184.35
HDFC Bank Ltd.	3,231,000	71,528.32
Other securities		1,493,555	6.69
		2,397,373	10.74

Health care - 10.50%
Kyphon Inc. (1) (2)	3,218,047	145,263.65
Beckman Coulter, Inc.	1,950,000	124,586.56
Medicis Pharmaceutical Corp., Class A (1)	3,520,000	108,486.49
Integra LifeSciences Holdings Corp. (1) (2)	2,240,000	102,099.46
Advanced Medical Optics, Inc. (2)	2,460,000	91,512.41
Mentor Corp.	1,930,000	88,780.40
Other securities		1,682,911	7.53
		2,343,637	10.50

Energy - 6.27%
OPTI Canada Inc. (1) (2)	11,706,600	201,897
OPTI Canada Inc. (1) (2) (3)	420,000	7,244.94
Quicksilver Resources Inc. (1) (2)	4,999,150	198,816.89
UrAsia Energy Ltd. (2)	22,000,000	134,172.60
Paladin Resources Ltd (Canada) (2)	9,025,000	71,405
Paladin Resources Ltd (2)	985,243	7,767.35
Oilexco Inc. (2)	6,808,600	50,561
Oilexco Inc. (United Kingdom) (2) (3)	2,900,000	21,668
Oilexco Inc. (2) (3)	520,000	3,862.34
Denbury Resources Inc. (2)	2,519,000	75,041.34
Denison Mines Corp. (2)	6,000,000	73,705.33
Delta Petroleum Corp. (1) (2)	3,029,000	69,546.31
Other securities		483,187	2.17
		1,398,871	6.27

Materials - 5.42%
Yamana Gold Inc.	8,715,000	126,185.57
Cleveland-Cliffs Inc	1,700,000	108,817.49
Sino-Forest Corp. (1) (2)	9,422,800	107,087.48
Inmet Mining Corp.	1,500,000	82,632.37
Other securities		785,310	3.51
		1,210,031	5.42

Consumer staples - 3.16%
Other securities		705,617	3.16

Telecommunication services - 1.94%
DiGi.Com Bhd.	19,308,700	104,477.47
Time Warner Telecom Inc., Class A (2)	3,600,000	74,772.34
LG Telecom Ltd. (2)	6,370,000	72,471.32
Other securities		180,771.81
		432,491	1.94

Utilities - 1.06%
Other securities		236,562	1.06

Miscellaneous - 4.94%
Other common stocks in initial period of acquisition		1,102,491	4.94

Total common stocks (cost: $15,045,497,000)		20,676,074	92.66

Preferred stocks - 0.06%

Other - 0.06%
Other securities		12,507.06

Total preferred stocks (cost: $8,833,000)		12,507.06

Rights & warrants - 0.07%

Other - 0.07%
Other securities		15,213.07

Miscellaneous - 0.00%
Other rights & warrants in initial period of acquisition		991.00

Total rights & warrants (cost: $932,000)		16,204.07

Convertible securities - 0.09%

Other - 0.09%
Other securities		20,041.09

Total convertible securities (cost: $21,416,000)		20,041.09

Bonds & notes - 0.08%

Other - 0.08%
Other securities		16,828.08

Total bonds & notes (cost: $15,657,000)		16,828.08

Short-term securities - 6.79%	Principal amount (000)

DaimlerChrysler Revolving Auto Conduit LLC 5.23%-5.25% due 4/3-6/1/2007	$178,841	178,005
DaimlerChrysler Revolving Auto Conduit LLC II 5.24% due 6/11/2007	37,280	36,898.96
Mont Blanc Capital Corp. 5.225%-5.265% due 4/23-6/21/2007 (3)	103,600	102,930
ING (U.S.) Funding LLC 5.225%-5.24% due 5/1-6/15/2007	47,000	46,653.67
Amsterdam Funding Corp. 5.24%-5.25% due 4/11-4/26/2007 (3)	125,400	125,063.56
Liberty Street Funding Corp. 5.24%-5.27% due 4/2-4/25/2007 (3)	122,500	122,227.55
Old Line Funding, LLC 5.25%-5.265% due 4/5-5/8/2007 (3)	110,000	109,713.49
American Honda Finance Corp. 5.22%-5.23% due 4/27-5/11/2007	77,200	76,790.34
Allied Irish Banks N.A. Inc. 5.24%-5.26% due 4/2-4/19/2007 (3)	76,670	76,561.34
BASF AG 5.24%-5.25% due 5/22-5/23/2007 (3)	74,200	73,654.33
Other securities		567,787	2.55

Total short-term securities (cost: $1,516,148,000)		1,516,281	6.79

Total investment securities (cost: $16,608,483,000)		22,257,935	99.75
Other assets less liabilities		56,536.25

Net assets		$22,314,471	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/07 (000)

OPTI Canada Inc. (2)	10,409,600	1,297,000	-	11,706,600	$-	$201,897
OPTI Canada Inc. (2) (3)	420,000	-	-	420,000	-	7,244
OPTI Canada Inc., warrants, expire 2008 (2) (3) (4)	105,000	-	-	105,000	-	1,245
Kingboard Chemical Holdings Ltd.	45,946,000	3,988,200	-	49,934,200	1,180	209,945
Kingboard Chemical Holdings Ltd., warrants, expire 2006	3,988,200	-	3,988,200	-	-	-
Quicksilver Resources Inc. (2)	4,999,150	-	-	4,999,150	-	198,816
Daegu Bank, Ltd.	10,399,890	170,110	-	10,570,000	5,354	192,182
Pusan Bank	11,477,500	249,000	-	11,726,500	4,421	174,557
Samsung Engineering Co., Ltd.	2,587,640	-	-	2,587,640	1,858	161,229
Jumbo SA	4,164,956	660,000	-	4,824,956	1,454	149,567
Kyphon Inc. (2)	3,145,600	399,647	327,200	3,218,047	-	145,263
Novell, Inc. (2)	5,394,100	12,583,900	-	17,978,000	-	129,801
Medicis Pharmaceutical Corp., Class A	3,695,000	50,000	225,000	3,520,000	216	108,486
Sino-Forest Corp. (2)	9,422,800	-	-	9,422,800	-	107,087
Tripod Technology Corp.	21,391,920	3,588,000	-	24,979,920	-	102,683
Integra LifeSciences Holdings Corp. (2)	2,189,500	50,500	-	2,240,000	-	102,099
ORCO PROPERTY GROUP SA	346,107	234,400	-	580,507	-	97,419
Fourlis	3,310,000	764,000	-	4,074,000	-	95,343
CNET Networks, Inc. (2)	10,655,000	-	-	10,655,000	-	92,805
Lions Gate Entertainment Corp. (2)	7,728,500	-	-	7,728,500	-	88,259
Tupperware Brands Corp.	2,500,000	800,000	-	3,300,000	1,419	82,269
A-TEC Industries AG (2)	-	369,550	-	369,550	-	78,375
Semtech Corp. (2)	5,900,000	-	100,000	5,800,000	-	78,184
American Axle & Manufacturing Holdings, Inc.	2,850,000	-	-	2,850,000	855	77,947
Banyan Tree Holdings Ltd. (2)	33,769,000	20,114,000	-	53,883,000	-	77,808
LS Industrial Systems Co., Ltd.	1,950,000	-	-	1,950,000	1,313	72,360
Arbitron Inc.	1,496,760	-	-	1,496,760	299	70,273
CKE Restaurants, Inc.	1,384,179	2,340,821	-	3,725,000	284	70,253
Delta Petroleum Corp. (2)	2,829,000	200,000	-	3,029,000	-	69,546
Korea Kumho Petrochemical Co., Ltd.	1,810,940	-	-	1,810,940	1,138	63,253
AB Lindex	-	5,118,000	-	5,118,000	3,186	61,273
Xinao Gas Holdings Ltd.	56,438,000	-	-	56,438,000	-	59,954
Genesis Lease Ltd. (ADR) (2)	-	2,165,000	-	2,165,000	-	56,615
Interhyp AG (2)	298,903	155,947	-	454,850	-	55,845
Jackson Hewitt Tax Service Inc.	-	1,700,000	-	1,700,000	256	54,706
Ekornes ASA	2,237,598	-	-	2,237,598	-	53,701
SkillSoft PLC (ADR) (2)	1,696,800	4,553,200	-	6,250,000	-	52,250
Transmile Group Bhd.	-	13,670,000	-	13,670,000	-	51,816
CESC Ltd.	5,829,000	-	-	5,829,000	-	50,980
Citi Trends, Inc. (2)	1,073,916	7,584	-	1,081,500	-	46,223
Greatbatch, Inc. (2)	1,744,400	-	-	1,744,400	-	44,482
Vital Signs, Inc.	580,000	255,000	-	835,000	104	43,403
Michaniki SA	3,935,000	415,000	-	4,350,000	-	33,740
Michaniki SA, preference shares	-	1,687,900	-	1,687,900	-	9,029
Blue Nile, Inc. (2)	860,375	180,000	-	1,040,375	-	42,302
Unitech Corporate Parks PLC (2)	-	23,399,700	-	23,399,700	-	42,038
FoxHollow Technologies, Inc. (2)	1,994,900	-	-	1,994,900	-	41,673
Kenmare Resources PLC (2)	39,316,000	-	-	39,316,000	-	37,542
Kenmare Resources PLC, warrants, expire 2009 (2)	5,775,000	-	-	5,775,000	-	3,072
BA Energy Inc. (2) (3) (4)	5,661,692	-	-	5,661,692	-	39,293
BA Energy Inc., warrants, expire 2006	947,400	-	947,400	-	-	-
Volcano Corp. (2)	2,303,900	-	130,100	2,173,800	-	39,150
Jammu and Kashmir Bank Ltd.	-	2,617,000	-	2,617,000	-	39,052
Unisteel Technology Ltd.	9,655,000	10,027,000	-	19,682,000	-	38,154
Apollo Hospitals Enterprise Ltd.	3,275,000	-	-	3,275,000	227	37,906
Pyeong San Co., Ltd.	-	1,150,140	-	1,150,140	60	35,220
Fleetwood Enterprises, Inc. (2)	-	4,405,000	-	4,405,000	-	34,844
IBT Education Ltd.	21,727,690	-	-	21,727,690	730	34,327
Synenco Energy Inc., Class A (2)	1,815,000	336,000	-	2,151,000	-	22,150
Synenco Energy Inc., Class A (2) (3)	1,100,000	-	-	1,100,000	-	11,327
Marchex, Inc., Class B	2,125,000	-	-	2,125,000	43	32,555
China Medical Technologies, Inc. (ADR) (2)	-	1,395,500	-	1,395,500	-	32,194
ORBCOMM Inc. (2)	-	2,456,000	-	2,456,000	-	31,314
Thanachart Capital PCL	86,650,000	-	9,048,900	77,601,100	625	31,253
Veeco Instruments Inc. (2)	1,598,523	-	-	1,598,523	-	31,171
ValueVision Media, Inc., Class A (2)	2,400,000	-	-	2,400,000	-	29,664
webMethods, Inc. (2)	-	4,105,000	-	4,105,000	-	29,515
Chart Industries, Inc. (2)	1,613,500	-	-	1,613,500	-	29,301
Centennial Bank Holdings, Inc. (2) (3)	2,700,000	-	-	2,700,000	-	23,355
Centennial Bank Holdings, Inc. (2)	1,515,000	-	853,300	661,700	-	5,724
WD-40 Co.	900,000	-	-	900,000	423	28,539
Hemtex AB	1,175,000	260,000	-	1,435,000	-	28,239
Entertainment Rights PLC (2)	-	42,500,000	-	42,500,000	-	27,822
Regal Petroleum PLC (2)	7,817,000	-	-	7,817,000	-	27,240
Internet Capital Group, Inc. (2)	2,100,000	300,000	-	2,400,000	-	25,680
I-Flow Corp. (2)	1,100,000	619,000	-	1,719,000	-	25,338
TK Corp.	-	1,580,000	-	1,580,000	91	25,199
Nien Made Enterprise Co., Ltd.	26,156,000	-	-	26,156,000	-	24,429
O2Micro International Ltd. (ADR) (2)	3,055,000	-	-	3,055,000	-	24,135
Kyeryong Construction Industrial Co., Ltd.	493,190	66,060	-	559,250	427	22,685
SFA Engineering Corp.	553,700	38,440	-	592,140	596	22,036
Echelon Corp. (2)	2,000,000	-	-	2,000,000	-	21,080
Bloomsbury Publishing PLC	5,405,000	-	-	5,405,000	68	21,070
Mineral Deposits Ltd. (2)	16,220,000	-	-	16,220,000	-	19,712
Ichia Technologies, Inc. (2)	16,995,177	-	-	16,995,177	-	19,623
Altra Holdings, Inc. (2)	-	1,370,548	-	1,370,548	-	18,790
CDNetworks Co., Ltd. (2)	-	584,000	-	584,000	-	16,579
Hung Poo Real Estate Development Corp.	16,367,000	-	-	16,367,000	-	16,251
Hythiam, Inc. (2)	2,425,000	350,000	425,000	2,350,000	-	15,980
Gentium SpA (ADR) (2) (3)	450,000	300,000	-	750,000	-	14,768
Gentium SpA (ADR), warrants, expire 2011 (2) (3) (4)	90,000	-	-	90,000	-	716
Spark Networks PLC (GDR) (2)	1,300,000	-	-	1,300,000	-	7,997
Spark Networks PLC (ADR) (2)	1,103,000	-	-	1,103,000	-	7,015
Halla Engineering & Construction Corp.	626,000	-	-	626,000	281	14,610
SupportSoft, Inc. (2)	2,554,400	-	-	2,554,400	-	14,407
YBM Sisa.com Inc.	624,449	48,749	-	673,198	181	13,994
Progressive Gaming International Corp. (2)	2,600,000	173,000	-	2,773,000	-	12,479
Nireus Aquaculture SA	-	2,075,000	-	2,075,000	-	11,710
Vical Inc. (2)	2,075,279	175,000	-	2,250,279	-	10,846
Introgen Therapeutics, Inc. (2)	-	2,677,100	-	2,677,100	-	10,815
Sharper Image Corp. (2)	950,000	-	-	950,000	-	10,498
Funcom NV (2)	-	2,750,000	-	2,750,000	-	10,342
TICON Property Fund	24,700,000	5,700,000	-	30,400,000	370	8,683
Energem Resources Inc. (2)	8,002,500	-	-	8,002,500	-	4,165
Energem Resources Inc. (2) (3) (4)	-	2,200,000	-	2,200,000	-	893
Energem Resources Inc., warrants, expire 2009 (2) (3) (4)	-	2,200,000	-	2,200,000	-	270
Energem Resources Inc., warrants, expire 2008 (2) (4)	1,200,000	-	-	1,200,000	-	133
Gaming VC Holdings SA	2,023,800	-	-	2,023,800	422	5,439
Phoenix PDE Co., Ltd.	1,500,000	-	-	1,500,000	135	5,215
Caspian Energy Inc. (United Kingdom) (2)	3,450,000	-	-	3,450,000	-	2,106
Caspian Energy Inc. (2)	2,450,000	-	-	2,450,000	-	1,700
Sanctuary Group PLC (2)	14,412,733	-	-	14,412,733	-	3,618
Vision-Sciences, Inc. (2)	1,884,500	-	-	1,884,500	-	2,035
Infoteria Corp. (2) (3) (4)	2,577	-	-	2,577	-	1,314
Imagelinx PLC (2)	17,785,714	3,600,000	-	21,385,714	-	737
ZOOTS (2) (3) (4)	25,173	-	-	25,173	-	234
Advanced Magnetics, Inc. (2) (5)	-	875,000	375,000	500,000	-	-
ArthroCare Corp. (2) (5)	1,431,700	-	97,700	1,334,000	-	-
Aventine Renewable Energy, Inc. (5)	2,200,000	100,000	2,300,000	-	-	-
Ballarat Goldfields NL (5)	53,355,000	-	53,355,000	-	-	-
Ballarat Goldfields NL (5)	10,250,000	-	10,250,000	-	-	-
Ballast Nedam NV (5)	628,753	33,742	325,000	337,495	-	-
Bankrate, Inc. (2) (5)	-	1,175,000	349,863	825,137	-	-
Billing Services Group Ltd. (5)	16,548,800	-	16,548,800	-	-	-
CARBO Ceramics Inc. (5)	1,473,240	-	1,473,240	-	177	-
Career Technology (MFG.) Co., Ltd. (5)	14,957,559	-	14,957,559	-	-	-
Dongkuk Steel Mill Co., Ltd. (5)	3,355,000	-	1,110,000	2,245,000	2,259	-
Downer EDI Ltd. (5)	18,641,198	172,121	9,783,563	9,029,756	766	-
FirstAfrica Oil PLC (5)	172,338,000	-	172,338,000	-	-	-
GES International (5)	42,700,000	-	42,700,000	-	-	-
Interflex Co., Ltd. (2) (5)	799,000	-	635,107	163,893	-	-
KEC Corp. (2) (5)	3,926,550	-	3,826,510	100,040	-	-
KEC Holdings Co. Ltd. (2) (5)	1,308,849	-	527,600	781,249	-	-
Knot, Inc. (2) (3) (5)	670,000	-	-	670,000	-	-
Knot, Inc. (2) (5)	1,200,000	-	1,050,000	150,000	-	-
Levitt Corp., Class A (5)	1,000,000	-	1,000,000	-	37	-
Lojas Renner SA, ordinary nominative (5)	1,330,000	5,320,000	700,000	5,950,000	412	-
MKS Instruments, Inc. (5)	2,849,944	-	2,849,944	-	-	-
Myogen, Inc. (5)	2,315,000	-	2,315,000	-	-	-
Nabi Biopharmaceuticals (5)	3,050,000	-	3,050,000	-	-	-
NuVasive, Inc. (2) (5)	1,709,000	-	400,000	1,309,000	-	-
PGG Wrightson Ltd. (5)	16,195,000	-	7,435,586	8,759,414	329	-
Plantynet Co., Ltd. (5)	537,600	-	537,600	-	-	-
PMC-Sierra, Inc. (2) (5)	11,500,000	850,000	11,250,000	1,100,000	-	-
Restaurant Group PLC (5)	12,499,555	-	3,513,000	8,986,555	-	-
SEEK Ltd. (5)	14,768,997	-	1,566,889	13,202,108	676	-
Silitech Technology Corp. (5)	10,515,798	950,000	8,569,200	2,896,598	6	-
Spot Runner, Inc. (2) (3) (4) (5)	-	1,084,011	-	1,084,011	-	-
Spot Runner, Inc., Series C, convertible preferred (2) (3) (4) (5)	-	1,626,016	-	1,626,016	-	-
Unibet Group PLC (SDR) (5)	1,778,470	-	1,778,470	-	-	-
Veda Advantage Ltd. (5)	13,885,000	-	13,885,000	-	-	-
Warren Resources, Inc. (2) (5)	3,255,000	-	1,505,000	1,750,000	-	-
Wright Medical Group, Inc. (2) (5)	2,742,800	-	2,350,000	392,800	-	-
					$32,678	$5,161,474

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,045,962,000, which represented 4.69% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $89,902,000.
(5) Unaffiliated issuer at 3/31/2007.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $12,844,117)	$17,096,461
Affiliated issuers (cost: $3,764,366)	5,161,474	$22,257,935
Cash denominated in non-U.S. currencies
(cost: $6,916)		6,914
Cash		1,583
Receivables for:
Sales of investments	153,694
Sales of fund's shares	36,639
Dividends and interest	36,040	226,373
		22,492,805
Liabilities:
Payables for:
Purchases of investments	136,041
Repurchases of fund's shares	20,330
Investment advisory services	10,547
Services provided by affiliates	7,733
Deferred directors' compensation	1,442
Other	2,241	178,334
Net assets at March 31, 2007		$22,314,471

Net assets consist of:
Capital paid in on shares of capital stock		$16,055,438
Distributions in excess of net investment income		(309,637)
Undistributed net realized gain		921,184
Net unrealized appreciation		5,647,486
Net assets at March 31, 2007		$22,314,471

Total authorized capital stock - 800,000 shares, $.01 par value (542,526 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$17,995,281	435,580	$41.31
Class B	695,559	17,485	39.78
Class C	886,104	22,426	39.51
Class F	609,894	14,870	41.01
Class 529-A	380,094	9,235	41.16
Class 529-B	58,764	1,461	40.21
Class 529-C	151,263	3,765	40.18
Class 529-E	23,780	583	40.80
Class 529-F	26,774	651	41.13
Class R-1	29,920	743	40.27
Class R-2	545,539	13,524	40.34
Class R-3	440,401	10,810	40.74
Class R-4	183,041	4,451	41.12
Class R-5	288,057	6,942	41.50
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $43.83 and $43.67, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2007	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S.
taxes of $10,523; also includes
$32,678 from affiliates)	$163,405
Interest	45,785	$209,190

Fees and expenses(*):
Investment advisory services	65,543
Distribution services	32,387
Transfer agent services	11,067
Administrative services	3,656
Reports to shareholders	428
Registration statement and prospectus	579
Postage, stationery and supplies	1,319
Directors' compensation	353
Auditing and legal	52
Custodian	2,277
State and local taxes	357
Other	179
Total fees and expenses before reimbursements/waivers	118,197
Less reimbursements/waivers of fees and expenses:
Investment advisory services	6,554
Administrative services	270
Total fees and expenses after reimbursements/waivers		111,373
Net investment income		97,817

Net realized gain and unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $30,154 net loss from affiliates)	1,219,127
Non-U.S. currency transactions	(1,049)	1,218,078
Net unrealized appreciation (depreciation) on:
Investments	2,013,780
Non-U.S. currency translations	(26)	2,013,754
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency		3,231,832
Net increase in net assets resulting
from operations		$3,329,649

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2007*	2006
Operations:
Net investment income	$97,817	$102,369
Net realized gain on investments and
non-U.S. currency transactions	1,218,078	1,699,125
Net unrealized appreciation
on investments and non-U.S. currency translations	2,013,754	471,852
Net increase in net assets
resulting from operations	3,329,649	2,273,346

Dividends and distributions paid to
shareholders :
Dividends from net investment income and non-U.S. currency gain	(318,871)	(171,204)
Distributions from net realized gain
on investments	(1,736,093)	(293,825)
Total dividends and distributions paid
to shareholders	(2,054,964)	(465,029)

Capital share transactions	2,570,243	1,970,025

Total increase in net assets	3,844,928	3,778,342

Net assets:
Beginning of period	18,469,543	14,691,201
End of period (including
distributions in excess of
net investment income: $309,637 and $88,583, respectively)	$22,314,471	$18,469,543

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
   unaudited

1.	Organization and significant accounting policies

Organization - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2007, non-U.S. taxes paid on realized gains were $609,000. As of March 31, 2007, non-U.S. taxes provided on unrealized gains were $1,751,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2006, the fund had tax basis undistributed ordinary income of $396,784,000, non-U.S. currency loss deferrals (realized during the period November 1, 2005, through September 30, 2006) of $1,930,000 and an undistributed long-term capital gain of $1,272,620,000.

As of March 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$6,024,190
Gross unrealized depreciation on investment securities	(726,078)
Net unrealized appreciation on investment securities	5,298,112
Cost of investment securities	16,959,823

The tax character of distributions to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2007			Year ended September 30, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$408,840	$1,271,422	$1,680,262	$149,401	$247,786	$397,187
Class B	11,225	51,015	62,240	3,425	9,479	12,904
Class C	14,214	62,803	77,017	3,828	9,872	13,700
Class F	13,503	40,771	54,274	3,420	5,484	8,904
Class 529-A	8,151	25,161	33,312	2,333	3,813	6,146
Class 529-B	882	4,194	5,076	238	714	952
Class 529-C	2,284	10,443	12,727	599	1,653	2,252
Class 529-E	464	1,635	2,099	129	249	378
Class 529-F	589	1,701	2,290	167	267	434
Class R-1	476	2,004	2,480	115	273	388
Class R-2	8,616	37,175	45,791	2,333	5,629	7,962
Class R-3	7,972	28,485	36,457	2,104	4,041	6,145
Class R-4	3,801	11,572	15,373	961	1,515	2,476
Class R-5	6,796	18,770	25,566	2,151	3,050	5,201
Total	$487,813	$1,567,151	$2,054,964	$171,204	$293,825	$465,029

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2007, total investment advisory services fees waived by CRMC were $6,554,000. As a result, the fee shown on the accompanying financial statements of $65,543,000, which was equivalent to an annualized rate of 0.638%, was reduced to $58,989,000, or 0.574% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2007, the total administrative services fees paid by CRMC were $4,000 and $266,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended March 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$20,154	$10,642	Not applicable	Not applicable	Not applicable
Class B	3,222	425	Not applicable	Not applicable	Not applicable
Class C	3,973	Included in administrative services	$596	$99	Not applicable
Class F	664		273	64	Not applicable
Class 529-A	315		173	30	$ 166
Class 529-B	268		28	9	27
Class 529-C	670		70	20	67
Class 529-E	53		11	2	11
Class 529-F	-		12	2	11
Class R-1	128		15	11	Not applicable
Class R-2	1,804		342	908	Not applicable
Class R-3	942		258	219	Not applicable
Class R-4	194		98	7	Not applicable
Class R-5	Not applicable		123	4	Not applicable
Total	$32,387	$11,067	$1,999	$1,375	$282

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $353,000, shown on the accompanying financial statements, includes $183,000 in current fees (either paid in cash or deferred) and a net increase of $170,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2007
Class A	$1,344,852	33,125	$1,616,199	41,314	$(1,174,965)	(29,015)	$1,786,086	45,424
Class B	52,754	1,347	60,459	1,602	(38,841)	(997)	74,372	1,952
Class C	128,949	3,317	74,749	1,993	(61,128)	(1,576)	142,570	3,734
Class F	139,286	3,449	48,959	1,260	(54,652)	(1,363)	133,593	3,346
Class 529-A	54,276	1,340	33,309	855	(10,930)	(270)	76,655	1,925
Class 529-B	4,666	117	5,074	133	(1,787)	(45)	7,953	205
Class 529-C	20,888	529	12,727	334	(5,632)	(143)	27,983	720
Class 529-E	3,118	78	2,099	54	(988)	(25)	4,229	107
Class 529-F	5,169	128	2,290	59	(1,312)	(32)	6,147	155
Class R-1	8,213	207	2,465	64	(3,424)	(86)	7,254	185
Class R-2	119,368	3,013	45,744	1,195	(63,539)	(1,606)	101,573	2,602
Class R-3	114,785	2,873	36,433	943	(53,295)	(1,334)	97,923	2,482
Class R-4	58,113	1,444	15,369	395	(26,204)	(649)	47,278	1,190
Class R-5	43,367	1,069	24,707	629	(11,447)	(283)	56,627	1,415
Total net increase
(decrease)	$2,097,804	52,036	$1,980,583	50,830	$(1,508,144)	(37,424)	$2,570,243	65,442

Year ended September 30, 2006
Class A	$2,685,423	71,453	$381,591	10,807	$(1,974,783)	(52,904)	$1,092,231	29,356
Class B	122,373	3,363	12,552	367	(65,243)	(1,807)	69,682	1,923
Class C	265,083	7,319	13,251	390	(96,579)	(2,688)	181,755	5,021
Class F	226,333	6,037	7,921	225	(76,064)	(2,044)	158,190	4,218
Class 529-A	88,290	2,366	6,144	175	(13,640)	(365)	80,794	2,176
Class 529-B	9,920	271	952	28	(1,623)	(44)	9,249	255
Class 529-C	33,944	929	2,252	65	(7,790)	(213)	28,406	781
Class 529-E	5,862	159	378	11	(1,047)	(28)	5,193	142
Class 529-F	6,354	171	434	12	(1,707)	(46)	5,081	137
Class R-1	11,607	318	387	11	(4,858)	(134)	7,136	195
Class R-2	195,251	5,318	7,956	229	(80,898)	(2,203)	122,309	3,344
Class R-3	169,804	4,569	6,115	175	(69,063)	(1,871)	106,856	2,873
Class R-4	68,594	1,847	2,476	71	(21,588)	(576)	49,482	1,342
Class R-5	74,700	1,998	4,905	138	(25,944)	(687)	53,661	1,449
Total net increase
(decrease)	$3,963,538	106,118	$447,314	12,704	$(2,440,827)	(65,610)	$1,970,025	53,212

* Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,583,246,000 and $4,834,899,000, respectively, during the six months ended March 31, 2007.

Financial highlights (1)

			Income (loss) from investment operations(2)				Dividends and distributions

		Net asset value, beginning of period	Net investment income (loss )		Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income (loss) to average net assets	(4)
Class A:
Six months ended 3/31/2007	(5)	$38.87	$.21		$6.54	$6.75	$(.70)	$(3.61)	$(4.31)	$41.31	17.96%	$17,995		1.06%	(6)	1.00%	(6)	1.04%	(6)
Year ended 9/30/2006		34.77	.25		4.94	5.19	(.41)	(.68)	(1.09)	38.87	15.27	15,167		1.08		1.01		.68
Year ended 9/30/2005		27.82	.24		7.02	7.26	(.31)	—	(.31)	34.77	26.28	12,544		1.09		1.04		.76
Year ended 9/30/2004		23.22	.02		4.61	4.63	(.03)	—	(.03)	27.82	19.95	9,771		1.12		1.12		.06
Year ended 9/30/2003		17.53	(.01)		5.70	5.69	-	—	-	23.22	32.46	7,833		1.19		1.19		(.07)
Year ended 9/30/2002		18.62	(.07)		(.98)	(1.05)	(.04)	—	(.04)	17.53	(5.69)	6,283		1.17		1.17		(.32)
Class B:
Six months ended 3/31/2007	(5)	37.41	.05		6.30	6.35	(.37)	(3.61)	(3.98)	39.78	17.53	696		1.82	(6)	1.76	(6)	.28	(6)
Year ended 9/30/2006		33.59	(.03)		4.78	4.75	(.25)	(.68)	(.93)	37.41	14.39	581		1.85		1.78		(.09)
Year ended 9/30/2005		26.90	—	(7)	6.79	6.79	(.10)	—	(.10)	33.59	25.31	457		1.86		1.81		(.01)
Year ended 9/30/2004		22.60	(.18)		4.48	4.30	—	—	—	26.90	19.03	329		1.88		1.88		(.69)
Year ended 9/30/2003		17.20	(.16)		5.56	5.40	—	—	—	22.60	31.40	201		1.97		1.97		(.85)
Year ended 9/30/2002		18.38	(.23)		(.95)	(1.18)	—	—	—	17.20	(6.42)	118		1.95		1.95		(1.09)
Class C:
Six months ended 3/31/2007	(5)	37.21	.05		6.25	6.30	(.39)	(3.61)	(4.00)	39.51	17.49	886		1.87	(6)	1.80	(6)	.23	(6)
Year ended 9/30/2006		33.45	(.04)		4.74	4.70	(.26)	(.68)	(.94)	37.21	14.33	696		1.89		1.83		(.12)
Year ended 9/30/2005		26.82	(.02)		6.78	6.76	(.13)	—	(.13)	33.45	25.27	457		1.90		1.85		(.05)
Year ended 9/30/2004		22.54	(.19)		4.47	4.28	—	—	—	26.82	18.99	274		1.92		1.91		(.71)
Year ended 9/30/2003		17.15	(.16)		5.55	5.39	—	—	—	22.54	31.43	124		1.97		1.97		(.85)
Year ended 9/30/2002		18.33	(.22)		(.95)	(1.17)	(.01)	—	(.01)	17.15	(6.42)	56		1.96		1.96		(1.08)
Class F:
Six months ended 3/31/2007	(5)	38.65	.21		6.49	6.70	(.73)	(3.61)	(4.34)	41.01	17.98	610		1.06	(6)	1.00	(6)	1.04	(6)
Year ended 9/30/2006		34.58	.26		4.91	5.17	(.42)	(.68)	(1.10)	38.65	15.28	446		1.08		1.01		.70
Year ended 9/30/2005		27.70	.23		6.98	7.21	(.33)	—	(.33)	34.58	26.23	253		1.12		1.07		.72
Year ended 9/30/2004		23.16	.02		4.58	4.60	(.06)	—	(.06)	27.70	19.90	128		1.15		1.14		.06
Year ended 9/30/2003		17.48	(.01)		5.69	5.68	—	—	—	23.16	32.49	57		1.18		1.18		(.06)
Year ended 9/30/2002		18.60	(.07)		(.98)	(1.05)	(.07)	—	(.07)	17.48	(5.73)	24		1.20		1.20		(.32)
Class 529-A:
Six months ended 3/31/2007	(5)	38.76	.20		6.51	6.71	(.70)	(3.61)	(4.31)	41.16	17.94	380		1.10	(6)	1.04	(6)	.99	(6)
Year ended 9/30/2006		34.68	.25		4.93	5.18	(.42)	(.68)	(1.10)	38.76	15.25	284		1.11		1.05		.66
Year ended 9/30/2005		27.79	.22		7.00	7.22	(.33)	—	(.33)	34.68	26.19	178		1.14		1.08		.71
Year ended 9/30/2004		23.24	.02		4.60	4.62	(.07)	—	(.07)	27.79	19.90	97		1.14		1.14		.06
Year ended 9/30/2003		17.53	.01		5.70	5.71	—	—	—	23.24	32.57	42		1.11		1.11		.03
Period from 2/19/2002 to 9/30/2002		21.68	(.03)		(4.12)	(4.15)	—	—	—	17.53	(19.14)	15		1.18	(6)	1.18	(6)	(.25)	(6)
Class 529-B:
Six months ended 3/31/2007	(5)	37.77	.03		6.35	6.38	(.33)	(3.61)	(3.94)	40.21	17.46	59		1.93	(6)	1.86	(6)	.17	(6)
Year ended 9/30/2006		33.93	(.07)		4.82	4.75	(.23)	(.68)	(.91)	37.77	14.24	48		1.97		1.90		(.20)
Year ended 9/30/2005		27.20	(.05)		6.87	6.82	(.09)	—	(.09)	33.93	25.11	34		2.02		1.96		(.17)
Year ended 9/30/2004		22.88	(.23)		4.55	4.32	—	—	—	27.20	18.88	22		2.04		2.04		(.84)
Year ended 9/30/2003		17.43	(.19)		5.64	5.45	—	—	—	22.88	31.27	10		2.09		2.09		(.95)
Period from 2/20/2002 to 9/30/2002		21.82	(.14)		(4.25)	(4.39)	—	—	—	17.43	(20.12)	3		2.08	(6)	2.08	(6)	(1.15)	(6)
Class 529-C:
Six months ended 3/31/2007	(5)	37.77	.03		6.35	6.38	(.36)	(3.61)	(3.97)	40.18	17.45	151		1.93	(6)	1.86	(6)	.17	(6)
Year ended 9/30/2006		33.94	(.07)		4.83	4.76	(.25)	(.68)	(.93)	37.77	14.27	115		1.96		1.90		(.19)
Year ended 9/30/2005		27.21	(.05)		6.87	6.82	(.09)	—	(.09)	33.94	25.13	77		2.00		1.95		(.16)
Year ended 9/30/2004		22.89	(.22)		4.54	4.32	—	—	—	27.21	18.87	43		2.03		2.03		(.83)
Year ended 9/30/2003		17.44	(.18)		5.63	5.45	—	—	—	22.89	31.25	20		2.07		2.07		(.94)
Period from 2/20/2002 to 9/30/2002		21.82	(.14)		(4.24)	(4.38)	—	—	—	17.44	(20.07)	7		2.05	(6)	2.05	(6)	(1.12)	(6)
Class 529-E:
Six months ended 3/31/2007	(5)	38.40	.14		6.44	6.58	(.57)	(3.61)	(4.18)	40.80	17.76	24		1.41	(6)	1.35	(6)	.68	(6)
Year ended 9/30/2006		34.42	.12		4.89	5.01	(.35)	(.68)	(1.03)	38.40	14.86	18		1.44		1.37		.34
Year ended 9/30/2005		27.58	.12		6.96	7.08	(.24)	—	(.24)	34.42	25.81	12		1.47		1.42		.37
Year ended 9/30/2004		23.09	(.08)		4.59	4.51	(.02)	—	(.02)	27.58	19.52	6		1.50		1.49		(.29)
Year ended 9/30/2003		17.50	(.07)		5.66	5.59	—	—	—	23.09	31.94	3		1.53		1.53		(.38)
Period from 3/15/2002 to 9/30/2002		23.21	(.06)		(5.65)	(5.71)	—	—	—	17.50	(24.60)	1		1.51	(6)	1.51	(6)	(.60)	(6)
Class 529-F:
Six months ended 3/31/2007	(5)	38.77	.24		6.51	6.75	(.78)	(3.61)	(4.39)	41.13	18.03	27.91			(6)	.85	(6)	1.18	(6)
Year ended 9/30/2006		34.64	.31		4.93	5.24	(.43)	(.68)	(1.11)	38.77	15.44	19.94				.87		.83
Year ended 9/30/2005		27.72	.23		6.99	7.22	(.30)	—	(.30)	34.64	26.22	12		1.11		1.06		.74
Year ended 9/30/2004		23.20	(.01)		4.60	4.59	(.07)	—	(.07)	27.72	19.81	7		1.25		1.24		(.04)
Year ended 9/30/2003		17.53	(.02)		5.69	5.67	—	—	—	23.20	32.34	3		1.27		1.27		(.10)
Period from 9/17/2002 to 9/30/2002		18.24	—	(7)	(.71)	(.71)	—	—	—	17.53	(3.89)	—		(8).04		.04		.01
Class R-1:
Six months ended 3/31/2007	(5)	$37.89	$.05		$6.36	$6.41	$(.42)	$(3.61)	$(4.03)	$40.27	17.51%	$30		1.89%	(6)	1.79%	(6)	.25%	(6)
Year ended 9/30/2006		34.07	(.04)		4.83	4.79	(.29)	(.68)	(.97)	37.89	14.31	21		1.92		1.82		(.11)
Year ended 9/30/2005		27.34	(.01)		6.90	6.89	(.16)	—	(.16)	34.07	25.27	12		1.97		1.85		(.05)
Year ended 9/30/2004		23.00	(.19)		4.55	4.36	(.02)	—	(.02)	27.34	18.98	6		2.01		1.91		(.71)
Year ended 9/30/2003		17.49	(.16)		5.67	5.51	—	—	—	23.00	31.50	2		2.43		1.93		(.78)
Period from 6/19/2002 to 9/30/2002		21.60	(.04)		(4.07)	(4.11)	—	—	—	17.49	(19.03)	—		(8)7.56		.54		(.22)
Class R-2:
Six months ended 3/31/2007	(5)	37.93	.05		6.37	6.42	(.40)	(3.61)	(4.01)	40.34	17.49	545		1.95	(6)	1.78	(6)	.26	(6)
Year ended 9/30/2006		34.09	(.03)		4.83	4.80	(.28)	(.68)	(.96)	37.93	14.35	414		2.06		1.80		(.09)
Year ended 9/30/2005		27.36	(.01)		6.90	6.89	(.16)	—	(.16)	34.09	25.28	258		2.17		1.82		(.03)
Year ended 9/30/2004		23.00	(.18)		4.56	4.38	(.02)	—	(.02)	27.36	19.05	131		2.30		1.88		(.67)
Year ended 9/30/2003		17.49	(.15)		5.66	5.51	—	—	—	23.00	31.50	46		2.59		1.89		(.75)
Period from 5/31/2002 to 9/30/2002		22.62	(.05)		(5.08)	(5.13)	—	—	—	17.49	(22.68)	2.85				.63		(.29)
Class R-3:
Six months ended 3/31/2007	(5)	38.34	.13		6.44	6.57	(.56)	(3.61)	(4.17)	40.74	17.72	440		1.44	(6)	1.37	(6)	.66	(6)
Year ended 9/30/2006		34.39	.11		4.87	4.98	(.35)	(.68)	(1.03)	38.34	14.82	319		1.49		1.42		.30
Year ended 9/30/2005		27.58	.11		6.96	7.07	(.26)	—	(.26)	34.39	25.75	188		1.51		1.44		.36
Year ended 9/30/2004		23.12	(.08)		4.59	4.51	(.05)	—	(.05)	27.58	19.52	85		1.55		1.49		(.28)
Year ended 9/30/2003		17.51	(.07)		5.68	5.61	—	—	—	23.12	32.04	30		1.67		1.51		(.37)
Period from 6/20/2002 to 9/30/2002		21.43	(.02)		(3.90)	(3.92)	—	—	—	17.51	(18.29)	2.52				.42		(.11)
Class R-4:
Six months ended 3/31/2007	(5)	38.73	.21		6.51	6.72	(.72)	(3.61)	(4.33)	41.12	17.97	183		1.07	(6)	1.01	(6)	1.02	(6)
Year ended 9/30/2006		34.68	.25		4.91	5.16	(.43)	(.68)	(1.11)	38.73	15.20	126		1.11		1.04		.67
Year ended 9/30/2005		27.79	.23		7.01	7.24	(.35)	—	(.35)	34.68	26.25	67		1.12		1.06		.74
Year ended 9/30/2004		23.22	.02		4.61	4.63	(.06)	—	(.06)	27.79	19.95	20		1.13		1.13		.07
Year ended 9/30/2003		17.53	—	(7)	5.69	5.69	—	—	—	23.22	32.46	10		1.17		1.16		(.02)
Period from 7/24/2002 to 9/30/2002		18.55	(.01)		(1.01)	(1.02)	—	—	—	17.53	(5.50)	—		(8).70		.21		(.03)
Class R-5:
Six months ended 3/31/2007	(5)	39.10	.27		6.57	6.84	(.83)	(3.61)	(4.44)	41.50	18.12	288.79			(6)	.72	(6)	1.31	(6)
Year ended 9/30/2006		34.93	.36		4.97	5.33	(.48)	(.68)	(1.16)	39.10	15.60	216.80				.74		.97
Year ended 9/30/2005		27.97	.33		7.05	7.38	(.42)	—	(.42)	34.93	26.62	142.81				.76		1.04
Year ended 9/30/2004		23.33	.10		4.64	4.74	(.10)	—	(.10)	27.97	20.34	105.82				.81		.36
Year ended 9/30/2003		17.55	.05		5.73	5.78	—	—	—	23.33	32.93	72.83				.83		.28
Period from 5/15/2002 to 9/30/2002		23.36	—	(7)	(5.81)	(5.81)	—	—	—	17.55	(24.87)	53.31				.31		.01

	Six months ended March 31,	Year ended September 30
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	26%	45%	45%	48%	49%	51%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.

Expense example
         unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006, through March 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2006	Ending account value 3/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,179.64	$5.43	1.00%
Class A -- assumed 5% return	1,000.00	1,019.95	5.04	1.00
Class B -- actual return	1,000.00	1,175.30	9.55	1.76
Class B -- assumed 5% return	1,000.00	1,016.16	8.85	1.76
Class C -- actual return	1,000.00	1,174.87	9.76	1.80
Class C -- assumed 5% return	1,000.00	1,015.96	9.05	1.80
Class F -- actual return	1,000.00	1,179.78	5.43	1.00
Class F -- assumed 5% return	1,000.00	1,019.95	5.04	1.00
Class 529-A -- actual return	1,000.00	1,179.36	5.65	1.04
Class 529-A -- assumed 5% return	1,000.00	1,019.75	5.24	1.04
Class 529-B -- actual return	1,000.00	1,174.57	10.08	1.86
Class 529-B -- assumed 5% return	1,000.00	1,015.66	9.35	1.86
Class 529-C -- actual return	1,000.00	1,174.54	10.08	1.86
Class 529-C -- assumed 5% return	1,000.00	1,015.66	9.35	1.86
Class 529-E -- actual return	1,000.00	1,177.61	7.33	1.35
Class 529-E -- assumed 5% return	1,000.00	1,018.20	6.79	1.35
Class 529-F -- actual return	1,000.00	1,180.27	4.62	.85
Class 529-F -- assumed 5% return	1,000.00	1,020.69	4.28	.85
Class R-1 -- actual return	1,000.00	1,175.13	9.71	1.79
Class R-1 -- assumed 5% return	1,000.00	1,016.01	9.00	1.79
Class R-2 -- actual return	1,000.00	1,174.94	9.65	1.78
Class R-2 -- assumed 5% return	1,000.00	1,016.06	8.95	1.78
Class R-3 -- actual return	1,000.00	1,177.18	7.44	1.37
Class R-3 -- assumed 5% return	1,000.00	1,018.10	6.89	1.37
Class R-4 -- actual return	1,000.00	1,179.65	5.49	1.01
Class R-4 -- assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class R-5 -- actual return	1,000.00	1,181.21	3.92	.72
Class R-5 -- assumed 5% return	1,000.00	1,021.34	3.63	.72

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2007:

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	+10.04%	+14.21%	+1.95%
Not reflecting CDSC	+15.04%	+14.45%	+1.95%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+13.95%	+14.41%	+11.75%
Not reflecting CDSC	+14.95%	+14.41%	+11.75%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+15.93%	+15.32%	+12.66%

Class 529-A shares†— first sold 2/19/02
Reflecting 5.75% maximum sales charge	+9.20%	+13.95%	+15.39%
Not reflecting maximum sales charge	+15.88%	+15.31%	+16.73%

Class 529-B shares†— first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	+9.90%	+14.05%	+15.45%
Not reflecting CDSC	+14.90%	+14.29%	+15.56%

Class 529-C shares†— first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+13.89%	+14.30%	+15.57%
Not reflecting CDSC	+14.89%	+14.30%	+15.57%

Class 529-E shares*†— first sold 3/15/02	+15.51%	+14.92%	+15.00%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+16.05%	—	+23.68%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th floor
San Francisco, CA 94105-3441

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2007, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
> SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-935-0507P

Litho in USA BBC/LPT/8094-S7475

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

SMALLCAP World Fund®
Investment portfolio

March 31, 2007

unaudited

Common stocks — 92.66%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 21.05%
Jumbo SA1	4,824,956	$149,567
Schibsted ASA	3,138,000	138,714
Central European Media Enterprises Ltd., Class A2	1,270,500	112,439
Fourlis[1]	4,074,000	95,343
CarMax, Inc.[2]	3,800,000	93,252
Praktiker Bau- und Heimwerkermärkte Holding AG	2,566,383	90,743
Lions Gate Entertainment Corp.[1,2]	7,728,500	88,259
Tupperware Brands Corp.[1]	3,300,000	82,269
Cyrela Brazil Realty SA, ordinary nominative	8,671,000	80,637
Aristocrat Leisure Ltd.	6,044,143	80,310
Debenhams PLC	23,270,000	79,945
Big Lots, Inc.[2]	2,550,000	79,764
American Axle & Manufacturing Holdings, Inc.[1]	2,850,000	77,947
Banyan Tree Holdings Ltd.[1,2]	53,883,000	77,808
Saks Inc.[2]	3,730,600	77,746
Lojas Renner SA, ordinary nominative	5,950,000	77,269
Scientific Games Corp., Class A2	2,300,000	75,509
Arbitron Inc.[1]	1,496,760	70,273
CKE Restaurants, Inc.[1]	3,725,000	70,253
Restaurant Group PLC	8,986,555	64,578
Korea Kumho Petrochemical Co., Ltd.[1]	1,810,940	63,253
AB Lindex[1]	5,118,000	61,273
Nitori Co., Ltd.	1,226,000	61,076
Pantaloon Retail (India) Ltd.	6,643,120	60,536
Bob Evans Farms, Inc.	1,600,000	59,120
Truworths International Ltd.	11,675,000	57,041
Rightmove PLC	5,759,450	56,696
CTC Media, Inc.[2]	2,200,000	56,496
Jackson Hewitt Tax Service Inc.[1]	1,700,000	54,706
Ekornes ASA[1]	2,237,598	53,701
Toyoda Gosei Co., Ltd.	2,250,000	53,271
Cheil Industries Inc.	1,300,000	52,180
Hürriyet Gazetecilik ve Matbaacilik AS	16,735,985	49,606
ServiceMaster Co.	3,200,000	49,248
Getty Images, Inc.[2]	1,000,000	48,630
Life Time Fitness, Inc.[2]	940,000	48,325
Citi Trends, Inc.[1,2]	1,081,500	46,223
Keihin Corp.	1,999,600	45,472
Polaris Industries Inc.	900,000	43,182
Café de Coral Holdings Ltd.	23,750,000	42,921
Blue Nile, Inc.[1,2]	1,040,375	42,302
Trigano SA	736,250	41,668
GEOX SpA	2,346,080	40,975
Bijou Brigitte modische Accessoires AG	175,830	40,916
Pinnacle Entertainment, Inc.[2]	1,300,000	37,791
Applebee’s International, Inc.	1,525,000	37,789
Tokai Rika Co., Ltd.	1,510,600	35,893
GOME Electrical Appliances Holding Ltd.	31,663,000	35,216
Fleetwood Enterprises, Inc.[1,2]	4,405,000	34,844
IBT Education Ltd.[1]	21,727,690	34,327
Galaxy Entertainment Group Ltd.[2]	34,839,000	34,111
P.F. Chang’s China Bistro, Inc.[2]	800,000	33,504
Kuoni Reisen Holding AG, Class B2	55,400	33,311
Cheng Shin Rubber (Xiamen) Ind., Ltd.	34,323,477	32,057
Cedar Fair, L.P.	1,118,100	31,933
RNB Retail and Brands AB	2,655,000	31,786
Halfords Group PLC	4,200,000	31,608
Quiksilver, Inc.[2]	2,600,000	30,160
Select Comfort Corp.[2]	1,687,500	30,037
Lifestyle International Holdings Ltd.	9,975,000	30,002
ValueVision Media, Inc., Class A1,2	2,400,000	29,664
Williams-Sonoma, Inc.	830,000	29,432
Musashi Seimitsu Industry Co., Ltd.	1,071,700	28,972
Hemtex AB1	1,435,000	28,239
Nishimatsuya Chain Co., Ltd.	1,667,000	28,201
Shuffle Master, Inc.[2]	1,530,000	27,922
Stockmann Oyj, Class B	637,000	27,881
Entertainment Rights PLC[1,2]	42,500,000	27,822
Hana Tour Service Inc.	338,200	26,179
Valassis Communications, Inc.[2]	1,500,000	25,785
Nobia AB	627,000	25,711
Valentino Fashion Group SpA	635,000	25,679
Blyth, Inc.	1,175,000	24,804
Talbots, Inc.	1,049,875	24,798
PETsMART, Inc.	750,000	24,720
Hankook Tire Co., Ltd.	1,490,000	24,715
Nien Made Enterprise Co., Ltd.[1]	26,156,000	24,429
Furniture Brands International, Inc.	1,500,000	23,670
XM Satellite Radio Holdings Inc., Class A2	1,800,000	23,256
Zumiez Inc.[2]	570,000	22,868
Children’s Place Retail Stores, Inc.[2]	400,000	22,304
Denny’s Corp.[2]	4,500,000	22,050
JJB Sports PLC	4,390,500	21,718
Crocs, Inc.[2]	450,000	21,262
Bloomsbury Publishing PLC[1]	5,405,000	21,070
Tractor Supply Co.[2]	403,700	20,791
Handsome Co. Ltd.	1,290,000	19,820
Alma Media Corp.	1,521,478	18,821
Urban Outfitters, Inc.[2]	675,000	17,894
Triarc Companies, Inc., Class A	950,000	17,793
Ruby Tuesday, Inc.	600,000	17,160
Asahi India Glass Ltd.	6,185,163	17,113
Fisher & Paykel Appliances Holdings Ltd.	6,450,000	16,911
Prime Success International Group Ltd.	15,200,000	16,439
Carpetright PLC	692,213	15,850
Fu Sheng Industrial Co., Ltd.	16,025,920	15,597
Pumpkin Patch Ltd.	4,970,107	15,374
Austar United Communications Ltd.[2]	11,671,576	14,752
Fossil, Inc.[2]	548,000	14,506
OSIM International Ltd.	23,336,000	14,464
TAKKT AG	801,778	14,411
TOD’S SpA	162,000	14,129
YBM Sisa.com Inc.[1]	673,198	13,994
Submarino SA, ordinary nominative	400,000	13,502
Bright Horizons Family Solutions, Inc.[2]	350,000	13,213
Rambler Media Ltd.[2]	277,360	13,036
Advance Auto Parts, Inc.	325,000	12,529
Progressive Gaming International Corp.[1,2]	2,773,000	12,479
BJ’s Restaurants Inc.[2]	590,000	12,467
La-Z-Boy Inc.	1,000,000	12,380
Gafisa SA, ordinary nominative	900,000	11,381
Chipotle Mexican Grill, Inc., Class A2	175,000	10,868
Audible, Inc.[2]	1,045,536	10,863
Land & Houses PCL	50,000,000	10,568
ElringKlinger AG	135,000	10,509
Sharper Image Corp.[1,2]	950,000	10,498
Haseko Corp.[2]	2,830,000	10,345
Formosa International Hotels Corp.	755,756	8,406
Largan Precision Co., Ltd.	553,000	8,048
Restoration Hardware, Inc.[2]	1,200,000	7,872
Next Media Ltd.	22,100,000	7,609
GMARKET INC. (ADR)[2]	400,000	6,948
Fontainebleau Resorts, LLC, Class A, units[2,3,4]	650,000	6,500
Rinnai Corp.	230,000	6,140
TVN SA2	666,005	6,065
Gaming VC Holdings SA1	2,023,800	5,439
Spot Runner, Inc.[2,3,4]	1,084,011	4,000
Zhejiang Glass Co. Ltd., Class H2	11,499,400	3,989
Sanctuary Group PLC[1,2]	14,412,733	3,618
Nien Hsing Textile Co., Ltd.	3,000,000	1,904
Hi-Lex Corp.	3,200	53
		4,696,010

INDUSTRIALS — 15.18%
Samsung Engineering Co., Ltd.[1]	2,587,640	161,229
Container Corp. of India Ltd.	2,891,794	130,701
MSC Industrial Direct Co., Inc., Class A	2,175,000	101,529
GS Engineering & Construction Corp.	1,072,127	95,984
Murray & Roberts Holdings Ltd.	12,288,000	94,638
Michael Page International PLC	8,346,190	87,993
JetBlue Airways Corp.[2]	7,450,000	85,749
Buhrmann NV	6,238,600	84,096
Klöckner & Co AG2	1,447,000	79,628
A-TEC Industries AG1,2	369,550	78,375
Corrections Corporation of America[2]	1,425,000	75,254
LS Industrial Systems Co., Ltd.[1]	1,950,000	72,360
MISUMI Group Inc.	3,462,000	62,100
Mine Safety Appliances Co.	1,375,500	57,854
Genesis Lease Ltd. (ADR)[1,2]	2,165,000	56,615
Daelim Industrial Co., Ltd.	588,640	56,392
ELLINIKI TECHNODOMIKI TEB SA	3,810,000	56,046
United Stationers Inc.[2]	912,200	54,659
Actuant Corp., Class A	1,075,000	54,621
UAP Holding Corp.	2,020,300	52,225
Transmile Group Bhd.[1]	13,670,000	51,816
Hyundai Mipo Dockyard Co., Ltd.	274,370	50,615
Downer EDI Ltd.	9,029,756	49,894
ALL - América Latina Logística, units	3,960,000	48,113
Singapore Post Private Ltd.	65,261,664	47,765
Northgate PLC	2,230,000	47,373
IJM Corp. Bhd.	18,840,000	47,155
ChoicePoint Inc.[2]	1,150,000	43,045
Michaniki SA1	4,350,000	33,740
Michaniki SA, preference shares[1]	1,687,900	9,029
Acuity Brands, Inc.	727,000	39,578
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	909,300	39,100
American Reprographics Co.[2]	1,250,000	38,488
Pyeong San Co., Ltd.[1]	1,150,140	35,220
Samsung Techwin Co., Ltd.	896,960	34,190
Wilh. Wilhelmsen ASA, Class A	799,600	32,576
Bradken Ltd.	4,389,221	31,330
Uponor Oyj	881,100	31,178
STX Shipbuilding Co., Ltd.	1,315,191	29,646
Pentair, Inc.	950,000	29,602
Chart Industries, Inc.[1,2]	1,613,500	29,301
Delachaux SA	304,000	29,222
Grontmij NV	197,500	29,053
Kingspan Group PLC	1,020,000	27,076
Shenzhen Expressway Co., Ltd., Class H	42,916,000	26,969
Kelly Services, Inc., Class A	800,000	25,760
Seco Tools AB, Class B	1,400,000	25,693
Minebea Co., Ltd.	4,080,000	25,320
TK Corp.[1]	1,580,000	25,199
KBR, Inc.[2]	1,184,000	24,094
G&K Services, Inc., Class A	650,000	23,582
Aboitiz Equity Ventures, Inc.	134,250,000	23,190
Kyeryong Construction Industrial Co., Ltd.[1]	559,250	22,685
Hyundai Engineering & Construction Co., Ltd.[2]	420,000	22,641
Federal Signal Corp.	1,425,000	22,116
Trakya Cam Sanayii AS	6,873,293	20,966
EnerSys[2]	1,200,000	20,616
Hagemeyer NV2	4,310,000	20,519
Emeco Holdings Ltd.	14,010,000	20,148
TransDigm Group Inc.[2]	550,000	20,009
Corporate Executive Board Co.	250,000	18,990
Altra Holdings, Inc.[1,2]	1,370,548	18,790
Nexans SA	135,000	17,873
OSG CORP.	1,164,000	17,673
Ballast Nedam NV	337,495	17,038
Houston Wire & Cable Co.[2]	600,000	16,812
Permasteelisa SpA	615,000	15,626
Österreichische Post AG2	375,660	15,624
Chen Hsong Holdings Ltd.	23,696,000	15,467
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B (ADR)[2]	550,000	14,911
Spirax-Sarco Engineering PLC	728,000	14,784
Halla Engineering & Construction Corp.[1]	626,000	14,610
Silitech Technology Corp.	2,896,598	14,139
Hyunjin Materials Co., Ltd.	547,100	13,670
CoStar Group, Inc.[2]	300,000	13,404
Briggs & Stratton Corp.	425,000	13,111
Intertek Group PLC	700,000	12,493
Royal Boskalis Westminster NV	124,600	12,414
Santos-Brasil SA, units	1,000,000	12,403
Wabash National Corp.	800,000	12,336
Hubbell Inc., Class B	250,000	12,060
Havell’s India Ltd.	1,150,335	11,650
Rollins, Inc.	500,000	11,505
Geberit AG	7,400	11,414
Taiwan Secom Co., Ltd.	6,986,900	11,171
Herman Miller, Inc.	327,500	10,968
InnerWorkings, Inc.[2]	925,000	10,915
KCC Corp.	35,800	10,829
Krones AG	55,000	10,812
Prosegur Compañía de Seguridad, SA	282,000	10,706
Goodpack Ltd.	10,448,000	10,403
Curtiss-Wright Corp.	268,600	10,352
Latécoère SA	323,626	9,803
Huron Consulting Group Inc.[2]	158,000	9,613
Stork NV	184,800	9,490
Aker American Shipping ASA[2]	544,600	9,162
Hong Kong Aircraft Engineering Co. Ltd.	600,000	9,138
Grafton Group PLC, units[2]	575,000	8,651
Max India Ltd.[2]	1,795,000	8,646
Vedior NV	385,000	8,557
NEPES Corp.[2]	701,634	6,528
Korea Electric Terminal Co., Ltd.	350,000	6,066
Ansaldo STS SpA[2]	390,000	5,154
SembCorp Marine Ltd.	2,000,000	4,642
Sino-Thai Engineering and Construction PCL	30,400,000	3,734
Imagelinx PLC[1,2]	21,385,714	737
ZOOTS[1,2,3,4]	25,173	234
		3,386,768

INFORMATION TECHNOLOGY — 12.40%
Kingboard Chemical Holdings Ltd.[1]	49,934,200	209,945
Novell, Inc.[1,2]	17,978,000	129,801
Tripod Technology Corp.[1]	24,979,920	102,683
CNET Networks, Inc.[1,2]	10,655,000	92,805
ValueClick, Inc.[2]	3,200,000	83,616
Semtech Corp.[1,2]	5,800,000	78,184
SEEK Ltd.	13,202,108	77,014
Venture Corp. Ltd.	5,969,600	57,468
NHN Corp.[2]	382,530	56,129
NAVTEQ Corp.[2]	1,558,300	53,761
Kingboard Laminates Holdings Ltd.[2]	54,686,236	52,704
SkillSoft PLC (ADR)[1,2]	6,250,000	52,250
Net 1 UEPS Technologies, Inc.[2]	2,043,000	50,830
TIBCO Software Inc.[2]	5,862,500	49,948
Mentor Graphics Corp.[2]	3,000,000	49,020
Red Hat, Inc.[2]	2,050,000	47,006
Fairchild Semiconductor International, Inc.[2]	2,665,000	44,559
Konami Corp.	1,662,400	44,517
Gartner, Inc.[2]	1,850,000	44,307
Littelfuse, Inc.[2]	950,000	38,570
Unisteel Technology Ltd.[1]	19,682,000	38,154
NCsoft Corp.[2]	577,000	37,976
SINA Corp.[2]	1,110,000	37,307
Cypress Semiconductor Corp.[2]	2,000,000	37,100
MoneyGram International, Inc.	1,250,000	34,700
Diebold, Inc.	725,700	34,623
Vishay Intertechnology, Inc.[2]	2,350,000	32,853
Marchex, Inc., Class B1	2,125,000	32,555
Tessera Technologies, Inc.[2]	800,000	31,792
Wacom Co., Ltd.	11,282	31,555
ORBCOMM Inc.[1,2]	2,456,000	31,314
Veeco Instruments Inc.[1,2]	1,598,523	31,171
Hana Microelectronics PCL	40,425,000	30,310
webMethods, Inc.[1,2]	4,105,000	29,515
Intersil Corp., Class A	1,107,105	29,327
MacDonald, Dettwiler and Associates Ltd.[2]	700,000	29,113
Bankrate, Inc.[2]	825,137	29,078
National Instruments Corp.	1,052,000	27,594
Rogers Corp.[2]	600,000	26,610
Internet Capital Group, Inc.[1,2]	2,400,000	25,680
Orbotech Ltd.[2]	1,128,317	24,857
SRA International, Inc., Class A2	1,000,000	24,360
O2Micro International Ltd. (ADR)[1,2]	3,055,000	24,135
Spansion Inc., Class A2	1,870,400	22,800
ASM Pacific Technology Ltd.	3,840,000	22,657
SFA Engineering Corp.[1]	592,140	22,036
austriamicrosystems AG, non-registered shares[2]	375,000	22,022
Echelon Corp.[1,2]	2,000,000	21,080
Ichia Technologies, Inc.[1,2]	16,995,177	19,623
Unimicron Technology Corp.	14,571,450	18,872
Euronet Worldwide, Inc.[2]	471,000	12,651
Euronet Worldwide, Inc.[2,3]	200,000	5,372
Knot, Inc.[2,3]	670,000	14,425
Knot, Inc.[2]	150,000	3,230
Chartered Semiconductor Manufacturing Ltd[2]	18,440,000	17,630
Varian Semiconductor Equipment Associates, Inc.[2]	325,000	17,349
Sanken Electric Co., Ltd.	1,625,000	17,075
SEZ Holding AG, Class A2	507,000	16,769
CDNetworks Co., Ltd.[1,2]	584,000	16,579
Cree, Inc.[2]	1,000,000	16,460
Spark Networks PLC (GDR)[1,2]	1,300,000	7,997
Spark Networks PLC (ADR)[1,2]	1,103,000	7,015
Integrated Device Technology, Inc.[2]	960,000	14,803
Chicony Electronics Co., Ltd.	9,733,500	14,563
McAfee, Inc.[2]	500,000	14,540
SupportSoft, Inc.[1,2]	2,554,400	14,407
Vaisala Oyj, Class A	273,295	12,784
Compal Electronics, Inc.	15,000,000	12,695
ProMOS Technologies Inc.[2]	32,500,000	12,623
LoopNet, Inc.[2]	722,300	12,344
Rotork PLC	730,300	12,185
Cogent, Inc.[2]	900,000	12,105
Wintek Corp.	13,917,273	11,841
Wistron Corp.	7,625,000	11,569
InfoSpace.com, Inc.[2]	450,000	11,552
Advantech Co., Ltd.	3,571,710	11,443
Stratasys, Inc.[2]	266,000	11,364
Celestica Inc.[2]	1,750,000	10,728
Simmtech Co., Ltd.	1,020,000	10,726
Reunert Ltd.	945,000	10,496
Funcom NV1,2	2,750,000	10,342
Techwell, Inc.[2]	825,000	10,288
Global Imaging Systems, Inc.[2]	520,000	10,140
Intermec, Inc.[2]	400,000	8,936
Winbond Electronics Corp.[2]	25,000,000	8,879
Symyx Technologies, Inc.[2]	495,000	8,771
Taiflex Scientific Co., Ltd.	4,463,663	7,812
PMC-Sierra, Inc.[2]	1,100,000	7,711
Advanced Semiconductor Manufacturing Corp. Ltd., Class H2	69,294,000	7,539
PDF Solutions, Inc.[2]	500,000	5,645
Phoenix PDE Co., Ltd.[1]	1,500,000	5,215
livedoor Co., Ltd.[2,4]	7,532,000	5,123
Min Aik Technology Co., Ltd.	2,360,000	4,779
Sandvine Corp.[2]	1,460,000	4,312
i2 Technologies, Inc.[2]	149,600	3,590
Infoteria Corp.[1,2,3,4]	2,577	1,314
KEC Holdings Co. Ltd.[2]	781,249	1,229
Avid Technology, Inc.[2]	33,400	1,165
Interflex Co., Ltd.[2]	163,893	992
DK UIL Co., Ltd.[2]	140,000	841
Orbiscom Ltd.[2,3,4]	3,905,874	156
PixelFusion PLC[2,3,4]	2,300,000	128
KEC Corp.[2]	100,040	103
MMC AS2,3,4	4,150,000	7
		2,766,223

FINANCIALS — 10.74%
Daegu Bank, Ltd.[1]	10,570,000	192,182
Pusan Bank[1]	11,726,500	174,557
IndyMac Bancorp, Inc.	3,613,200	115,803
ORCO PROPERTY GROUP SA1	580,507	97,419
Greek Postal Savings Bank SA2	3,672,400	93,016
MCB Bank Ltd.	18,198,192	81,129
Indiabulls Financial Services Ltd.	8,069,292	78,184
HDFC Bank Ltd.	3,231,000	71,528
Kotak Mahindra Bank Ltd.	5,493,262	61,101
East West Bancorp, Inc.	1,617,000	59,457
Indiabulls Real Estate Ltd.[2]	8,069,292	55,914
Interhyp AG1,2	454,850	55,845
National Bank of Pakistan	13,437,060	50,763
Topdanmark A/S2	235,700	45,707
Unitech Corporate Parks PLC[1,2]	23,399,700	42,038
Globe Trade Center SA2	2,350,000	41,876
Dolphin Capital Investors Ltd.[2]	15,825,000	41,749
Jammu and Kashmir Bank Ltd.[1]	2,617,000	39,052
Central Pattana PCL	56,461,000	38,060
Banco de Oro Universal Bank	28,000,000	34,964
Bank of Georgia (GDR)[2]	1,161,850	34,286
VastNed Retail NV	321,849	32,840
Ascendas Real Estate Investment Trust	20,799,550	32,778
Thanachart Capital PCL[1]	77,601,100	31,253
China Banking Corp.	1,713,750	31,029
Cathay Real Estate Development Co. Ltd.[2]	51,250,000	30,129
Wing Tai Holdings Ltd.	14,000,000	29,355
Centennial Bank Holdings, Inc.[1,2,3]	2,700,000	23,355
Centennial Bank Holdings, Inc.[1,2]	661,700	5,724
Northwest Bancorp, Inc.	1,055,000	28,580
AEON Credit Service (Asia) Co. Ltd.	1,605,000	27,098
BOK Financial Corp.	530,000	26,251
Mercury General Corp.	471,000	24,982
Allgreen Properties Ltd.	21,457,500	24,760
Banco Macro SA, Class B (ADR)	707,400	24,009
Brascan Residential Properties SA, ordinary nominative[2]	3,813,500	23,927
JSE Ltd.	2,450,000	23,923
Banner Corp.	555,000	23,060
Umpqua Holdings Corp.	854,700	22,880
Kiatnakin Bank PCL	25,555,900	21,169
Federal Agricultural Mortgage Corp., Class C	777,000	21,134
AEON Mall Co., Ltd.	706,800	20,790
Oslo Børs Holding ASA	200,467	20,170
Crescent Real Estate Equities Co.	1,000,000	20,060
Wintrust Financial Corp.	440,000	19,628
Robinsons Land Corp., Class B	41,188,300	16,715
Hung Poo Real Estate Development Corp.[1]	16,367,000	16,251
Banco Nossa Caixa SA, ordinary nominative	1,099,000	15,673
Greater Bay Bancorp	570,000	15,327
Hyundai Securities Co., Ltd.	1,110,000	15,166
Alabama National BanCorporation	210,000	14,870
Russian Real Estate Investment Co. AB, Series B2	314,225	14,687
Daishin Securities Co., Ltd.	608,000	14,190
PT Bank Niaga Tbk	169,092,000	13,720
Tullett Prebon PLC	1,285,000	12,220
CapitaCommercial Trust Management Ltd.	6,634,000	12,160
City National Corp.	150,000	11,040
Wilmington Trust Corp.	250,000	10,543
SpareBank 1 SR-Bank	337,452	9,908
AmericanWest Bancorporation	449,417	9,681
TICON Property Fund[1]	30,400,000	8,683
TICON Industrial Connection PCL[2]	16,803,000	8,543
Sparebanken Midt-Norge	650,000	8,523
Amata Corp. PCL	26,800,000	8,421
Eurobancshares, Inc.[2]	879,700	7,970
Sumitomo Real Estate Sales Co., Ltd.	100,000	7,762
First Niagara Financial Group, Inc.	550,000	7,651
First Regional Bancorp[2,3]	230,000	6,831
SinoPac Financial Holdings Co. Ltd.	14,658,000	6,734
Public Financial Holdings Ltd.	7,499,000	5,711
Home Federal Bancorp, Inc.	347,600	5,398
Vineyard National Bancorp	230,000	5,299
Desert Community Bank	231,000	4,389
Heritage Financial Corp.	128,300	3,208
Siam City Bank PCL	5,543,922	2,787
Echo Investment SA2	60,000	2,363
Dah Sing Financial Holdings Ltd.	164,400	1,435
		2,397,373

HEALTH CARE — 10.50%
Kyphon Inc.[1,2]	3,218,047	145,263
Beckman Coulter, Inc.	1,950,000	124,586
Medicis Pharmaceutical Corp., Class A1	3,520,000	108,486
Integra LifeSciences Holdings Corp.[1,2]	2,240,000	102,099
Advanced Medical Optics, Inc.[2]	2,460,000	91,512
Mentor Corp.	1,930,000	88,780
Sirona Dental Systems, Inc.[2]	1,660,000	57,204
Grifols, SA2	3,387,600	54,453
Hologic, Inc.[2]	911,034	52,512
ResMed Inc[2]	877,000	44,174
ResMed Inc (CDI)[2]	1,500,000	7,583
VIASYS Healthcare Inc.[2]	1,494,000	50,781
ArthroCare Corp.[2]	1,334,000	48,077
American Medical Systems Holdings, Inc.[2]	2,250,000	47,633
Sigma Pharmaceuticals Ltd.	23,025,000	46,824
STERIS Corp.	1,750,000	46,480
Greatbatch, Inc.[1,2]	1,744,400	44,482
Vital Signs, Inc.[1]	835,000	43,403
Rhön-Klinikum AG	705,200	42,070
FoxHollow Technologies, Inc.[1,2]	1,994,900	41,673
Volcano Corp.[1,2]	2,173,800	39,150
Hikma Pharmaceuticals PLC	5,069,153	38,623
Apollo Hospitals Enterprise Ltd.[1]	3,275,000	37,906
Cochlear Ltd.	691,699	36,270
Valeant Pharmaceuticals International	2,050,000	35,445
Respironics, Inc.[2]	814,000	34,180
Haemonetics Corp.[2]	721,000	33,707
Fisher & Paykel Healthcare Corp. Ltd.	12,600,000	32,675
China Medical Technologies, Inc. (ADR)[1,2]	1,395,500	32,194
NuVasive, Inc.[2]	1,309,000	31,089
Advanced Magnetics, Inc.[2]	500,000	30,135
BioMarin Pharmaceutical Inc.[2]	1,725,901	29,789
IDEXX Laboratories, Inc.[2]	335,800	29,426
Nakanishi Inc.	246,000	28,755
Applera Corp., Celera group[2]	1,940,000	27,548
Par Pharmaceutical Companies, Inc.[2]	1,075,000	27,004
Adams Respiratory Therapeutics, Inc.[2]	787,410	26,481
PSS World Medical, Inc.[2]	1,200,000	25,368
I-Flow Corp.[1,2]	1,719,000	25,338
Apria Healthcare Group Inc.[2]	779,000	25,123
Varian, Inc.[2]	400,000	23,304
Cardiome Pharma Corp.[2]	2,250,000	22,838
Intuitive Surgical, Inc.[2]	141,934	17,255
Diversa Corp.[2]	2,100,000	16,401
Invacare Corp.	935,000	16,306
Hythiam, Inc.[1,2]	2,350,000	15,980
MWI Veterinary Supply, Inc.[2]	475,000	15,675
Bausch & Lomb Inc.	306,000	15,655
Tecan Group Ltd.	215,586	15,363
Eclipsys Corp.[2]	775,000	14,934
Gentium SpA (ADR)[1,2,3]	750,000	14,768
Theravance, Inc.[2]	500,000	14,750
A&D Pharma Holdings NV (GDR)[2]	958,000	14,413
MGI PHARMA, Inc.[2]	600,000	13,482
Senomyx, Inc.[2]	1,024,400	12,682
LifeCycle Pharma A/S2	1,300,000	12,488
Acorda Therapeutics, Inc.[2]	642,600	12,479
EGIS NYRT	107,000	12,230
Exelixis, Inc.[2]	1,150,000	11,431
Labopharm Inc.[2]	2,000,000	11,400
Vical Inc.[1,2]	2,250,279	10,846
Introgen Therapeutics, Inc.[1,2]	2,677,100	10,815
Recordati SpA	1,300,000	10,349
Tong Ren Tang Technologies Co., Ltd., Class H	5,824,000	10,302
Amplifon SpA	1,075,980	9,975
Wright Medical Group, Inc.[2]	392,800	8,756
Thermage, Inc.[2]	936,000	8,518
ICU Medical, Inc.[2]	200,000	7,840
BIOLASE Technology, Inc.[2]	800,000	7,784
ZymoGenetics, Inc.[2]	500,000	7,780
Dade Behring Holdings, Inc.	175,000	7,674
Arcadia Resources, Inc.[2,3]	3,749,999	7,425
Speedel Holding AG2	42,810	6,331
Cytokinetics, Inc.[2]	676,500	4,708
Krka, dd, Novo mesto	2,782	3,092
Vision-Sciences, Inc.[1,2]	1,884,500	2,035
Idenix Pharmaceuticals, Inc.[2]	175,000	1,278
Allied Medical Ltd.[2,4]	147,030	14
		2,343,637

ENERGY — 6.27%
OPTI Canada Inc.[1,2]	11,706,600	201,897
OPTI Canada Inc.[1,2,3]	420,000	7,244
Quicksilver Resources Inc.[1,2]	4,999,150	198,816
UrAsia Energy Ltd.[2]	22,000,000	134,172
Paladin Resources Ltd (Canada)[2]	9,025,000	71,405
Paladin Resources Ltd[2]	985,243	7,767
Oilexco Inc.[2]	6,808,600	50,561
Oilexco Inc. (United Kingdom)[2,3]	2,900,000	21,668
Oilexco Inc.[2,3]	520,000	3,862
Denbury Resources Inc.[2]	2,519,000	75,041
Denison Mines Corp.[2]	6,000,000	73,705
Delta Petroleum Corp.[1,2]	3,029,000	69,546
Bill Barrett Corp.[2]	1,893,500	61,368
WorleyParsons Ltd.	1,748,106	39,359
BA Energy Inc.[1,2,3,4]	5,661,692	39,293
First Calgary Petroleums Ltd. (United Kingdom)[2]	4,800,000	21,736
First Calgary Petroleums Ltd.[2]	3,146,000	13,865
Expro International Group PLC	2,000,000	34,769
Synenco Energy Inc., Class A1,2	2,151,000	22,150
Synenco Energy Inc., Class A1,2,3	1,100,000	11,327
VeraSun Energy Corp.[2]	1,392,900	27,677
Regal Petroleum PLC[1,2]	7,817,000	27,240
Energy Resources of Australia Ltd	1,190,000	26,803
FMC Technologies, Inc.[2]	350,000	24,416
Warren Resources, Inc.[2]	1,750,000	22,802
PNOC Energy Development Corp.[2]	170,090,000	21,593
Southwestern Energy Co.[2]	500,000	20,490
sxr Uranium One Inc.[2]	1,376,000	19,004
Centennial Coal Co. Ltd.	5,850,000	15,357
China Oilfield Services Ltd., Class H	12,895,000	10,365
Sterling Energy PLC[2]	29,000,000	9,421
Bankers Petroleum Ltd.[2]	13,703,800	6,776
Bankers Petroleum Ltd.[2,3]	2,200,000	1,088
Caspian Energy Inc. (United Kingdom)[1,2]	3,450,000	2,106
Caspian Energy Inc.[1,2]	2,450,000	1,700
Mart Resources, Inc.[2,3,4]	6,459,375	2,482
		1,398,871

MATERIALS — 5.42%
Yamana Gold Inc.	8,715,000	126,185
Cleveland-Cliffs Inc	1,700,000	108,817
Sino-Forest Corp.[1,2]	9,422,800	107,087
Inmet Mining Corp.	1,500,000	82,632
Dongkuk Steel Mill Co., Ltd.	2,245,000	62,063
Central African Mining & Exploration Co. PLC[2]	39,546,569	47,883
Croda International PLC	3,565,000	44,780
AptarGroup, Inc.	600,000	40,158
Kemira Oyj	1,705,000	39,081
Kenmare Resources PLC[1,2]	39,316,000	37,542
Peter Hambro Mining PLC[2]	1,690,000	37,432
Reliance Steel & Aluminum Co.	664,272	32,151
Gammon Lake Resources Inc.[2]	1,539,200	27,107
Owens-Illinois, Inc.[2]	1,000,000	25,770
SSCP Co., Ltd.[2]	890,000	25,503
Minerals Technologies Inc.	380,000	23,621
Eldorado Gold Corp.[2]	4,000,000	23,423
Asian Paints Ltd.	1,312,500	23,223
Taiwan Cement Corp.	26,705,769	22,520
PT Semen Gresik	5,000,000	21,820
Aur Resources Inc.	1,000,000	21,081
James Hardie Industries Ltd.	3,000,000	20,320
Cementerie del Tirreno S.p.A.	1,600,000	20,310
Mineral Deposits Ltd.[1,2]	16,220,000	19,712
Banro Corp.2.3	1,750,000	18,992
Hanwha Chemical Corp.	1,135,000	17,680
Gem Diamonds Ltd.[2]	800,000	14,963
Eastern Platinum Ltd.[2]	8,061,700	14,407
Nikanor PLC[2]	1,612,945	13,814
PT Indocement Tunggal Prakarsa Tbk	21,125,000	11,813
European Minerals Corp. (United Kingdom)[2]	6,880,000	6,996
European Minerals Corp.[2]	3,300,000	3,349
Hung Hing Printing Group Ltd.	17,199,000	9,730
Northern Orion Resources Inc.[2,3]	1,583,800	6,348
Northern Orion Resources Inc.[2]	622,200	2,494
Valspar Corp.	300,000	8,349
GPJ Ventures Ltd., subscription receipt[2,3,4]	12,500,000	8,133
ACC Ltd.	452,000	7,711
Hanil Cement Co., Ltd.	64,878	5,788
Mwana Africa PLC[2,3]	5,980,000	5,533
Energem Resources Inc.[1,2]	8,002,500	4,165
Energem Resources Inc.[1,2,3,4]	2,200,000	893
Oriel Resources PLC[2,3]	5,000,000	4,897
Ivanhoe Mines Ltd.[2]	282,700	3,311
Fuji Seal International, Inc.	22,200	444
		1,210,031

CONSUMER STAPLES — 3.16%
Lindt & Sprüngli AG, participation certificate	19,166	50,397
Lindt & Sprüngli AG	1,694	48,295
Coca-Cola Icecek AS, Class C2	7,623,603	61,428
Olam International Ltd.	30,391,000	61,319
China Mengniu Dairy Co.	16,507,000	47,219
AMOREPACIFIC Corp.	85,164	46,906
Bare Escentuals, Inc.[2]	1,058,800	37,979
PT Sinar Mas Agro Resources and Technology Tbk[2]	88,230,000	34,828
Delta and Pine Land Co.	800,000	32,960
BJ’s Wholesale Club, Inc.[2]	948,000	32,071
Anadolu Efes Biracılık ve Malt Sanayii AS¸	900,000	29,622
Massmart Holdings Limited	2,515,000	29,196
WD-40 Co.[1]	900,000	28,539
Hite Brewery Co., Ltd.	210,000	25,120
Church & Dwight Co., Inc.	474,500	23,891
Fresh Del Monte Produce Inc.	1,100,000	22,055
Poslovni sistem Mercator, dd	63,333	21,083
Green Mountain Coffee Roasters, Inc.[2]	300,000	18,915
Universal Robina Corp.	51,235,000	18,393
Nireus Aquaculture SA1	2,075,000	11,710
IAWS Group PLC	477,000	11,099
PGG Wrightson Ltd.	8,759,414	9,262
Cawachi Ltd.	122,800	3,330
		705,617

TELECOMMUNICATION SERVICES — 1.94%
DiGi.Com Bhd.	19,308,700	104,477
Time Warner Telecom Inc., Class A2	3,600,000	74,772
LG Telecom Ltd.[2]	6,370,000	72,471
NeuStar, Inc., Class A2	1,325,040	37,684
Manitoba Telecom Services Inc.	815,000	32,948
Partner Communications Co. Ltd.	2,035,000	29,930
Partner Communications Co. Ltd. (ADR)	125,000	1,850
NTELOS Holdings Corp.[2]	1,604,175	30,832
Telemig Celular Participações SA, preferred nominative	5,185,172,400	9,810
Telemig Celular Participações SA, preferred nominative (ADR)	163,000	6,108
Total Access Communication PCL[2]	3,409,200	15,410
GLOBE TELECOM, Inc.	526,867	13,487
Unwired Group Ltd.[2]	12,400,000	2,712
		432,491

UTILITIES — 1.06%
Xinao Gas Holdings Ltd.[1]	56,438,000	59,954
CESC Ltd.[1]	5,829,000	50,980
Glow Energy PCL	37,970,000	34,705
Northumbrian Water Group PLC	3,425,000	20,904
AES Tietê SA, preferred nominative	600,000,000	18,969
Electricity Generating PCL	6,535,500	18,294
First Gen Corp.	13,500,000	15,734
Energen Corp.	200,000	10,178
Tata Power Co. Ltd.	579,151	6,844
		236,562

MISCELLANEOUS — 4.94%
Other common stocks in initial period of acquisition		1,102,491

Total common stocks (cost: $15,045,497,000)		20,676,074

Preferred stocks — 0.06%

CONSUMER DISCRETIONARY — 0.06%
HUGO BOSS AG	215,000	12,507

Total preferred stocks (cost: $8,833,000)		12,507

Rights & warrants — 0.07%

MATERIALS — 0.06%
Northern Orion Resources Inc., warrants, expire 2008[2,3]	1,364,800	3,339
Kenmare Resources PLC, warrants, expire 2009[1,2]	5,775,000	3,072
Eastern Platinum Ltd., purchase warrants, expire 2008[2]	2,043,750	1,365
Eastern Platinum Ltd., purchase warrants, expire 2009[2]	1,750,000	1,139
European Minerals Corp., warrants, expire 2010[2]	3,440,000	1,492
European Minerals Corp., warrants, expire 2011[2]	1,650,000	587
Oriel Resources PLC, warrants, expire 2010[2,3]	2,500,000	1,230
Energem Resources Inc., warrants, expire 2009[1,2,3,4]	2,200,000	270
Energem Resources Inc., warrants, expire 2008[1,2,4]	1,200,000	133
		12,627

ENERGY — 0.01%
OPTI Canada Inc., warrants, expire 2008[1,2,3,4]	105,000	1,245
Mart Resources, Inc., warrants, expire 2008[2,3,4]	3,229,687	329
Bankers Petroleum Ltd., warrants, expire 2012[2,3]	1,100,000	296
		1,870

HEALTH CARE — 0.00%
Gentium SpA (ADR), warrants, expire 2011[1,2,3,4]	90,000	716

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		991

Total rights & warrants (cost: $932,000)		16,204

Convertible securities — 0.09%	Shares or principal amount

INFORMATION TECHNOLOGY — 0.05%
Fluidigm Corp., Series E, convertible preferred[2,3,4]	2,225,000	8,900
HowStuffWorks Inc., Series B2,3,4	39,333	3,041
Socratic Technologies, Inc., Series A, convertible preferred[2,3,4]	375,000	—
		11,941

CONSUMER DISCRETIONARY — 0.03%
Spot Runner, Inc., Series C, convertible preferred[2,3,4]	1,626,016	6,000

TELECOMMUNICATION SERVICES — 0.01%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	$1,600,000	2,100

Total convertible securities (cost: $21,416,000)		20,041

Bonds & notes — 0.08%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.08%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	16,600	16,828

Total bonds & notes (cost: $15,657,000)		16,828

Short-term securities — 6.79%

DaimlerChrysler Revolving Auto Conduit LLC 5.23%-5.25% due 4/3-6/1/2007	178,841	178,005
DaimlerChrysler Revolving Auto Conduit LLC II 5.24% due 6/11/2007	37,280	36,898
Mont Blanc Capital Corp. 5.225%-5.265% due 4/23-6/21/2007[3]	103,600	102,930
ING (U.S.) Funding LLC 5.225%-5.24% due 5/1-6/15/2007	47,000	46,653
Amsterdam Funding Corp. 5.24%-5.25% due 4/11-4/26/2007[3]	125,400	125,063
Liberty Street Funding Corp. 5.24%-5.27% due 4/2-4/25/2007[3]	122,500	122,227
Old Line Funding, LLC 5.25%-5.265% due 4/5-5/8/2007[3]	110,000	109,713
American Honda Finance Corp. 5.22%-5.23% due 4/27-5/11/2007	77,200	76,790
Allied Irish Banks N.A. Inc. 5.24%-5.26% due 4/2-4/19/2007[3]	76,670	76,561
BASF AG 5.24%-5.25% due 5/22-5/23/2007[3]	74,200	73,654
Electricité de France 5.22%-5.24% due 4/12-5/14/2007	62,400	62,127
Federal Home Loan Bank 5.15%-5.16% due 4/20-5/16/2007	51,200	50,923
Depfa Bank PLC 5.22% due 6/5/2007[3]	48,800	48,346
Nestlé Capital Corp. 5.21% due 5/14/2007[3]	48,600	48,290
UBS Finance (Delaware) LLC 5.23% due 6/18/2007	44,300	43,804
Swedish Export Credit Corp. 5.23% due 4/24/2007	41,700	41,557
Barton Capital LLC 5.24%-5.26% due 4/4-4/9/2007[3]	37,500	37,466
Swedbank Mortgage AB 5.23% due 5/29/2007	30,300	30,043
Toyota Credit de Puerto Rico Corp. 5.23% due 4/26/2007	30,000	29,887
Stadshypotek Delaware Inc. 5.25% due 4/20/2007[3]	25,900	25,824
Canadian Imperial Holdings Inc. 5.23% due 5/15/2007	25,000	24,838
Barclays U.S. Funding Corp. 5.215% due 6/8/2007	25,000	24,757
Freddie Mac 5.14% due 6/11/2007	25,000	24,739
Abbey National N.A. LLC 5.22% due 4/12/2007	22,000	21,962
KfW International Finance Inc. 5.23% due 4/23/2007[3]	21,000	20,930
HBOS Treasury Services PLC 5.235% due 5/15/2007	19,100	18,977
Ciesco LLC 5.24% due 5/29/2007[3]	9,300	9,219
Estée Lauder Companies Inc. 5.39% due 4/2/2007[3]	4,100	4,098

Total short-term securities (cost: $1,516,148,000)		1,516,281

Total investment securities (cost: $16,608,483,000)		22,257,935
Other assets less liabilities		56,536

Net assets		$22,314,471

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.
2 Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,045,962,000, which represented 4.69% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $89,902,000.

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-935-0507-S6884
ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a committee on governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee on governance.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and Principal Executive Officer

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and Principal Executive Officer

Date: June 8, 2007

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: June 8, 2007